Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Investment properties	$ 51,357	$ 48,784
Equity accounted investments	19,761	16,844
Participating loan interests	517	471
Property, plant and equipment	5,457	5,357
Goodwill	1,079	761
Intangible assets	1,188	1,141
Other non-current assets	898	500
Loans and notes receivable	178	71
Non-current assets	80,435	73,929
Current assets
Loans and notes receivable	7	2
Accounts receivable and other	981	2,593
Cash and cash equivalents	1,491	1,456
Current assets	2,479	4,051
Assets held for sale	1,433	147
Total assets	84,347	78,127
Non-current liabilities
Debt obligations	30,749	28,423
Capital securities	2,839	3,801
Other non-current liabilities	918	1,011
Deferred tax liabilities	2,888	2,455
Non-current liabilities	37,394	35,690
Current liabilities
Debt obligations	6,135	5,096
Capital securities	1,326	370
Accounts payable and other liabilities	3,052	2,749
Current liabilities	10,513	8,215
Liabilities associated with assets held for sale	1,316	61
Total liabilities	49,223	43,966
Equity
Limited partners	7,395	7,536
General partner	6	6
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,500	14,523
Limited partnership units of Brookfield Office Properties Exchange LP	285	293
Interests of others in operating subsidiaries and properties	12,938	11,803
Total equity	35,124	34,161
Total liabilities and equity	$ 84,347	$ 78,127